Derivative and Hedging Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative and Hedging Instruments
(5)	Derivative and Hedging Instruments

The Company uses derivatives as a risk management strategy to economically hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Financial Statements using valuation techniques further discussed in note 6. None of the derivative investments held by the Company qualify as hedging instruments for accounting purposes.

(a)	Interest Rate Swaps (IRS)

The Company utilizes over the counter (OTC) and exchange traded IRS to economically hedge certain variable and fixed-index annuity guarantee benefits. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better.

IRS traded after May 2013, are centrally cleared through an exchange. For IRS traded prior to June 2013, the IRS exposure was netted with other OTC derivatives upon settlement and were subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

(b)	Option Contracts

The Company utilizes OTC options with the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

(c)	Total Return Swaps

During 2016, the Company began engaging in the use of OTC Total Return Swaps (TRS), which allow the parties to exchange cash flows based on a variable reference rate such as the three-month London Interbank Offered Rate (LIBOR) and the return of an underlying index. The Company uses the TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees. The fair value of the collateral posted for OTC derivatives is discussed in the derivative collateral management section below.

(d)	Futures

The Company utilizes exchange traded futures to economically hedge fixed-indexed annuity and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index, therefore no derivative assets or liabilities were recorded as of June 30, 2016 and December 31, 2015. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

(e)	Derivative Collateral Management

The Company manages separate collateral for exchange traded and OTC derivatives. The total collateral posted for exchange traded derivatives at June 30, 2016 and December 31, 2015, had a fair value of $54,542 and $49,007, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company retains ownership of the exchange traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at June 30, 2016 and December 31, 2015, had a fair value of $0 and $1,866, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

(f)	Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum accumulation benefit (GMAB), which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Balance Sheets.

Certain fixed-indexed annuity products and universal life policies include a market value liability option (MVLO), which is an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of June 30, 2016 and December 31, 2015:

	Fair value
Derivative instruments, net	June 30, 2016	December 31, 2015
OTC	$4,038	1,441
GMWB	(236,215)	(147,290)
GMAB	(38,000)	(27,579)
MVLO	(18,131)	(18,525)
TRS	(929)	—
IRS	56,216	5,667

Total derivative instruments, net	$(233,021)	(186,286)

Location in balance sheets
Derivative asset	$68,267	15,064
Account balances and future policy benefit reserves	(292,346)	(193,394)
Derivative liabilities	(8,942)	(7,956)

Total derivative instruments, net	$(233,021)	(186,286)

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the six months ended June 30
		2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$(88,925)	11,928
GMAB	Change in fair value of annuity and life embedded derivatives	(12,531)	747
MVLO	Change in fair value of annuity and life embedded derivatives	(100)	2,568

	Total change in fair value of annuity embedded derivatives	(101,556)	15,243
MVLO	Policy fees	388	261
MVLO	Policyholder benefits	106	43
IRS	Change in fair value of assets and liabilities	94,768	(12,554)
TRS	Change in fair value of assets and liabilities	6,354	—
Futures	Change in fair value of assets and liabilities	(16,372)	(7,939)
OTC	Change in fair value of assets and liabilities	(5,642)	(910)

	Total derivative loss	$(21,954)	(5,856)

(g)	Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	June 30, 2016
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$68,267	—	68,267	(8,924)	(59,218)	125
Derivative liabilities	(8,942)	—	(8,942)	8,924	—	(18)

Net derivatives	$59,325	—	59,325	—	(59,218)	107

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

(5)	Derivative and Hedging Instruments

The Company uses derivatives as a risk management strategy to economically hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Financial Statements using valuation techniques further discussed in note 6. None of the derivative investments held by the Company qualify as hedging instruments for accounting purposes.

(a)	Interest Rate Swaps

The Company utilizes OTC and exchange traded IRS to economically hedge certain variable and fixed-index annuity guarantee benefits. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better.

IRS traded after May 2013, are centrally cleared through an exchange. For IRS traded prior to June 2013, the IRS exposure was netted with other OTC derivatives upon settlement and were subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

(b)	Option Contracts

The Company utilizes OTC options with the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.

(c)	Futures

The Company utilizes exchange traded futures to economically hedge fixed-indexed annuity and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index. Therefore, no asset or liability is recorded as of December 31, 2015 and 2014. The fair value of the collateral posted for exchange traded derivatives is discussed in the derivative collateral management section below.

(d)	Derivative Collateral Management

The Company manages separate collateral for exchange traded and OTC derivatives. The total collateral posted for exchange traded derivatives at December 31, 2015 and 2014, had a fair value of $49,007 and $49,560, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company retains ownership of the exchange traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2015 and 2014, had a fair value of $1,866 and $2,515, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

(e)	Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Balance Sheets.

Certain fixed-indexed annuity products and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives on the Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of December 31:

	Fair value
Derivative instruments, net	2015	2014
OTC	$1,441	407
GMWB	(147,290)	(92,877)
GMAB	(27,579)	(16,870)
MVLO	(18,525)	(24,478)
Interest rate swaps	5,667	(785)

Total derivative instruments, net	$(186,286)	(134,603)

Location in balance sheets
Derivatives	$15,064	4,516
Account balances and future policy benefit reserves	(193,394)	(134,225)
Derivative liabilities	(7,956)	(4,894)

Total derivative instruments, net	$(186,286)	(134,603)

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the years ended December 31
		2015	2014	2013
GMWB	Change in fair value of annuity and life embedded derivatives	$(54,413)	(101,961)	61,222
GMAB	Change in fair value of annuity and life embedded derivatives	(11,755)	(14,372)	11,899
MVLO	Change in fair value of annuity and life embedded derivatives	5,292	3,969	(1,575)

	Total change in fair value of annuity embedded derivatives	(60,876)	(112,364)	71,546
MVLO	Policy fees	534	681	1,061
MVLO	Policyholder benefits	127	98	248
Interest rate swaps	Change in fair value of assets and liabilities	23,296	93,758	(58,289)
Futures	Change in fair value of assets and liabilities	(11,861)	(26,878)	(20,684)
OTC	Change in fair value of assets and liabilities	692	232	—

	Total derivative loss	$(48,088)	(44,473)	(6,118)

(f)	Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

	December 31, 2014
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$4,516	—	4,516	(3,682)	(7)	827
Derivative liabilities	(4,894)	—	(4,894)	3,682	1,195	(17)

Net derivatives	$(378)	—	(378)	—	1,188	810

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.